FINANCE EXPENSE	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Cost [Abstract]
FINANCE EXPENSE [Text Block]

18. FINANCE EXPENSE

For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Interest on term debt - cash[1]	1,785	-	9,177
Interest on term debt - PIK	12,833	14,660	8,714
Total interest on term debt (2020 Senior Notes)	14,618	14,660	17,891
Interest and fees on bank debt	9,734	5,979	16,961
Interest on lease obligation	257	181	286
Interest on EDC facility - letters of credit	307	419	711
Amortization of financing costs (discount and debt issues)	-	-	1,459
Accretion of decommissioning obligations	581	25	36
Total finance expense	25,497	21,264	37,344

1 Interest on term debt - cash, for the year ended December 31, 2022 related to the partial repayment of 2020 Senior Notes.  Interest on term debt - Cash, for the year ended December 31, 2020 related to the interest payment on the 2017 Senior Notes.